SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Schedule of selected quarterly financial data

	For the 2014 Quarter Ended
	March 31,	June 30,	September 30,	December 31,
Net sales	$465,677	$541,675	$595,529	$612,075
Gross profit	29,509	29,568	40,165	40,897
Income (loss) before income taxes	5,507	2,415	6,968	(5,684)
Net income (loss)	1,690	1,675	4,541	(3,355)
Net income (loss) attributable to Diplomat Pharmacy, Inc.	1,690	1,675	4,541	(3,130)
Basic income (loss) per common share	0.05	0.04	0.12	(0.06)
Diluted income (loss) per common share	0.04	0.04	0.11	(0.06)

	For the 2013 Quarter Ended
	March 31,	June 30,	September 30,	December 31,
Net sales	$343,670	$360,855	$398,627	$411,987
Gross profit	20,376	20,266	23,130	25,254
Income (loss) before income taxes	1,915	1,599	3,008	(32,642)
Net income (loss)	1,915	1,599	3,008	(32,642)
Net income (loss) attributable to Diplomat Pharmacy, Inc.	1,915	1,599	3,008	(32,642)
Basic income (loss) per common share	0.06	0.05	0.09	(0.98)
Diluted income (loss) per common share	0.06	0.05	0.09	(0.98)